Valuesetters, Inc.

430 North Street

White Plains, NY 10605

VIA EDGAR

December 9, 2014

United States Securities and Exchange Commission

Mail Stop 3561

450 Fifth Street, NW

Washington, D.C. 20549

Attention:  Justin Dobbie, Legal Branch Chief

Re:	VALUESETTERS INC.
Amendment No. 1 to Form 10
Filed July 28, 2014
File No. 000-55036

Dear Mr. Dobbie:

Reference is made to the comments of the Staff of the Securities and Exchange Commission (the SEC) with respect to the above-referenced filings on Form 10 of Valuesetters Inc., a Utah corporation (the “Company”), in your letter dated August 22, 2014 (the “Comment Letter”) addressed to Mr. Manuel Teixeira, Chief Executive Officer of the Company.

We are writing to respond to the comments and, where appropriate, to show you what the applicable revisions will look like in the filing of our amended Form 10.  The numbered paragraph and heading below correspond to the number and heading set forth in your Comment Letter.

General

1. We note that EDGAR lists your name as ValueSetters Corp, while your registration statement and Articles of Incorporation list your name as ValueSetters, Inc. Please correct your name in EDGAR or advise.

Response to Comment #1

We have processed a name change in EDGAR and received a confirmation on September 24, 2014 that the name change was completed. We have logged onto the SEC web site and we see that new filings say Valuesetters Inc and not Valuesetters Corp.

Forward-Looking Statements

2. We note your response to our prior comment 3 and reissue. Please remove the reference to the Exchange Act definition of forward-looking statements. The safe harbor to which you allude does not apply to a registrant that issues penny stock.

Response to Comment #2

We changed the entire paragraph with regard the forward-looking statements to the following:

We caution readers that this registration statement contains “forward-looking” statements, as well as historical information.  Although we believe that the expectations reflected in these forward-looking statements are reasonable, we cannot assure you that the expectations reflected in these forward-looking statements will prove to be correct.  Our actual results could differ materially from those anticipated in forward-looking statements as a result of certain factors, including matters described in the section titled “Risk Factors.”  Forward-looking statements include those that use forward-looking terminology, such as the words “anticipate,” “believe,” “estimate,” “expect,” “intend,” “may,” “project,” “plan,” “will,” “shall,” “should,” and similar expressions, including when used in the negative.  Although we believe that the expectations reflected in these forward-looking statements are reasonable and achievable, these statements involve risks and uncertainties and we cannot assure you that actual results will be consistent with these forward-looking statements.  Important factors that could cause our actual results, performance or achievements to differ from these forward-looking statements include the following:

Item 1. Business, page 4

3. We note your response to our prior comment 6 and reissue in part. Please also disclose the number of free subscribers you had at the end of the last two complete fiscal years.

Response to Comment #3

We do not retain historical records of the number of total subscribers or free subscribers. We can query the system at any point in time to obtain the current number of total or free subscribers. From various queries in the past, we know the number of free subscribers remains at approximately 429,000. We have historical records of the number of paid subscribers because it comes from our billing records. Consequently, we have updated the disclosure, as follows, to indicate the number of free subscribers has not varied from year to year:

At the end of fiscal 2014, we had approximately 429,000 free subscribers and 268 paid subscribers, consisting of 12 monthly players, 11 quarterly players and 245 annual players. At the end of fiscal 2013 we had 277 paid subscribers, consisting of 6 monthly players, 24 quarterly players and 247 annual players. At the end of fiscal 2012 we had 245 paid subscribers, consisting of 14 monthly players, 29 quarterly players and 202 annual players. We have not made marketing expenditures to promote the website and thus our number of free subscribers has continued to be approximately 429,000 for the previous two years.

4. We note your disclosure that you began marketing the mobile VoIP app in the first quarter of 2015. Please clarify the type of marketing you have begun.

Response to Comment #4

We have adjusted the information regarding the marketing of the mobile VoIP app to the following:

We began marketing the mobile VoIP app, under our brand name of V-Star, in the first quarter of fiscal 2015, when we listed it on the Google app store known as “Google Play,” and directed people to visit Google Play and download our app. Our marketing focuses on pay-per-click search-term marketing and banner ads. We also use social networking sites, such a Twitter and Facebook to disseminate information about our product. We are test marketing Internet ads for the mobile VoIP app with a Google AdWords marketing product from Google Inc., which assists us in analyzing which advertisements generate the most downloads from Google Play. We have spent approximately $3,000 with Google advertising, testing in 13 countries, and we are receiving approximately 25 free subscribers and 1 paid subscriber each day. Our average paid subscriber generates approximately $7.00 in monthly revenue. We plan to increase our spending under the vendor arrangement with Google when we are satisfied with which advertisements are most likely to provide us with the greatest number of paid subscribers.

We anticipate that StationDigital will have built our music-delivery platform, which will allow us to sell songs, by the end of our fourth quarter of fiscal 2015.

5. Please provide us with support for the use of the terms “significant” and “extensive” to describe the experience of your advisory board members, or remove them if you are unable to substantiate their use. Please also provide us with support for the references to Atari, Myspace and Napster.

Response to Comment #5

We have removed the terms “significant” and “extensive” and modified our description of the advisory board members to the following:

Our existing game platform was purchased, and as noted above, we plan to use other people’s technology to provide us with digital products that we can sell under our brand name to consumers. We have, however, added to our advisory board, three people who have experience with the development of Internet-based games and applications. Joe Abrams, Nolan Bushnell and John Fanning are three advisory board members (the “Advisors”), and each of the Advisors has business experience that we believe will be helpful to the Company. Joe Abrams co-founded an entertainment company called the Software Toolworks and an Internet company named Intermix, which purchased and sold the website called MySpace. Nolan Bushnell founded both Atari, Inc. and Chuck E. Cheese’s Pizza-Time Theatres chain. He has been inducted into the Video Game Hall of Fame and the Consumer Electronics Association Hall of Fame. John Fanning is an Internet and technology investor and entrepreneur who was a co-founder in 1999 of Napster, an Internet file-sharing service focused on music files.

6. Please disclose here the name of the individual who has a demand note payable of $15,000.

Response to Comment #6

We have added the name of the unaffiliated individual who is the holder of the $15,000 demand note. Our disclosure now reads:

We also have a demand note payable of $15,000 to an unaffiliated third-party, Cynthia Franklin, who has not demanded payment, and a loan from Chase Bank of $50,229.

7. We note your disclosure that Chase Bank has required only interest payments on the $50,229 loan for the years ended April 30, 2013 and 2012. Please reconcile this with your disclosure on page 18 which indicates that you pay $220 of principal every month, and with the fact that the principal balance has declined to $47,587 at June 30, 2014.

Response to Comment #7

We have filed our audited financial statements on Form 10-K for our 2014 fiscal year after filing our amendment number 1 to Form 10. Consequently, we have updated this information in Item 1, Business and Operations to reflect the numbers for the most recent fiscal year. In conjunction with that, we have reported in the Business and Operations section the reduction of a total of $1,760 in principal balance as a result of 8 principal payments of approximately $220 each in the updated disclosure, as follows:

As of our most recent audit period, the year ended April 30, 2014, we had revenues of $4,679, assets of $1,623, current liabilities of $285,849, total liabilities of $712,134 and a net loss of $27,985. Despite our significant amount of debt, we have nominal debt service requirements. Most of our debt is owed to related parties. Included in our currently liabilities of $285,849 is $17,050 of debt and $110,985 in accounts payable that we owe to related parties, which have not required any principal or interest payments. We also have a 3% per annum interest-bearing note payable to our former Chairman of the Board, to whom we owe $348,066, and we have not been required to make any interest or principal payments. The note matures on June 30, 2017. Similarly, we owe our secured lender, who is also our largest shareholder, $93,219 under a loan agreement that bears interest of 8% per annum and matures on June 30, 2017. We also have a demand note payable of $15,000 to an unaffiliated third-party, Cynthia Franklin, who has not demanded payment, and a loan from Chase Bank totaling $48,469. During fiscal 2014, we began making monthly principal payments to Chase Bank, along with monthly interest payments. A total of $1,760 in principal payments were made in fiscal 2014, or 8 months of payments, which reduced the loan payable to Chase Bank from $50,229 at April 30, 2013 to $48,469 at April 30, 2014. In addition to the principal payments, we made interest payments of $4,209 during fiscal 2014. Interest payments were for the loan from Chase Bank and for a balance payable on a credit card of $22,947, as of April 30, 2014.

Our cash requirements to fund our operations are approximately $1,500 a month, or $18,000 a year. Our secured lender provided us with additional cash loans of $17,410 and $18,021 for the years ended April 30, 2014 and 2013, respectively. Our secured lender has also provided us with the cash financing we needed in fiscal 2015 to meet our monthly cash burn.

8. We note your response to our prior comment 11. Please briefly describe the application that you provide on the Google Play app store and whether you derive any revenue from this application.

Response to Comment #8

Please see our response to comment #4 where we note the following:

We have spent approximately $3,000 with Google advertising, testing in 13 countries, and we are receiving approximately 25 free subscribers and 1 paid subscriber each day. Our average paid subscriber generates approximately $7.00 in monthly revenue.

We will need to attract, train and retain additional highly qualified senior executives, page 15

9. We note your response to our prior comment 22 and reissue in part. Please discuss the obstacles you face in attracting qualified senior executives and technical and managerial personnel given your inability to compensate such individuals.

Response to Comment #9

We have modified and enhanced the text in the risk factor to the following:

Given our inability to compensate senior executives and technical and managerial personnel at market rates, it is difficult for us to attract those individuals, who we generally need to succeed.

To date, we have had limited revenues and no significant financial resources. As a result, we have had difficulty attracting qualified senior executives and technical and managerial personnel because we cannot pay them at market rates. We lack the cash to make regular salary payments and we have not been successful in offering them stock options or restricted shares of common stock in lieu of cash because our stock price is depressed. Such qualified executives and personnel are in high demand in the technology field, and have told us there are available alternative positions at companies providing compensation at market rates. Currently, our executive officers are working with minimal compensation, either because of their equity position in our company or they have income from other sources, or both. While we have sought out qualified individuals who have income from other sources or who can bring an income-producing business to our company in exchange for stock, we have not been successful in attracting those individuals. No assurance can be given that we will be able to overcome this obstacle in securing qualified senior executives and technical and managerial personnel, who we generally need to succeed.

Management’s Discussion and Analysis of Financial Condition, page 17

10. We note your response to our prior comment 26 and reissue. We note that you have generated limited revenues to date and estimate that your capital requirements to implement your business strategy will be $250,000. As such, please revise your MD&A to include a separately captioned plan of operation for the next twelve months in which you discuss your business strategy and how you plan to implement it.

Response to Comment #10

We have added a plan of operation section to our MD&A as follows:

Plan of Operation

We plan to add new features to the mobile VoIP app that we sell to increase our addressable market and to make the app more appealing to subscribers. The app is fully automated so that smart phone users can download the app in any country at any time of day, and begin making calls to any phone number in the world, if the user has a credit card and Interest access.

Our plan is to hire programmers to enhance the app so that it has a more appealing user interface and advanced features that other mobile VoIP apps do not offer. We are seeking to raise $250,000 to accomplish this task. We estimate that over a six month period, the programming work for the app will amount to $150,000 and that we will spend approximately $40,000 for sales personnel and $60,000 in advertising to promote the new features on the V-Star app.

We have established the following milestones to mark the completion of a work phase: (i) the launch of a V-Star mobile VoIP app for Apple products, (ii) the launch of a second mobile VoIP app, under a different brand name, for use on Apple products, (iii) the building of a database to integrate caller ID and social media, and (iv) the launch of a web-based product that integrates caller ID and social media so that subscribers can make Internet-based calls to people without knowing the person’s phone number.

We believe it will take us two months to accomplish the first two milestones and 6 months to accomplish the third and fourth milestone. We anticipate that the expenditures for programming will take place over the 6-month period, and that the expenditures for sales personnel and advertising will occur after we launch the new products.

We plan on raising cash through the sale of our common stock and to seek debt financing though the sale of notes.

Lquidity and Capital Resources, page 17

11. We note your response to our prior comment 27 and reissue. Please provide support for the statement indicating that growth is “anticipated.” Please also clarify what you mean by the term “white-label version” of songs, movies, games and apps.

Response to Comment #11

Based upon our response to comment 10 above, regarding our plan of operation, we have eliminated the discussion of anticipated growth and the white-labeled version of songs, movies, games and apps in the liquidity and capital resources section. The modified paragraph now reads:

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of our company as a going concern. However, we have sustained net losses from operations during the last several years, and we have very limited liquidity. Management anticipates that we will be dependent, for the near future, on additional capital to fund our operating expenses. Although we are choosing methods of growth that potentially minimize the use of cash, we cannot be assured that we will be able to obtain the cash to market the digital products we sell or that we will be successful in increasing our sales. Furthermore, the report of our independent registered public accounting firm expresses doubt about our ability to continue as a going concern. Our operating losses have been funded through borrowings under a line of credit from our majority shareholder.

12. We note your response to our prior comment 28 and reissue in part. We note your reference to the loan with Vaxstar LLC as a demand note, but according to Exhibit 10.1 it appears that this is a revolving loan with a maturity date of June 30, 2017. Please revise to disclose the maturity date here and on pages 13 and 24 or advise. Please also briefly describe the collateral that serves as security for the loan.

Response to Comment #12

The original loan agreement with Vaxstar was a demand note, but it was subsequently modified to become a secured revolving loan facility that matures on June 30, 2017. We have clarified references to this note to update it to being due on June 30, 2017. Please refer to our response to Comment #13 for the modified text for both the Vaxstar note and the note held by our founder.

Item 7. Certain Relationships and Related Transactions, page 24

13. Please reconcile the disclosure here and on pages 13 and 18 that the demand note held by your founder is at a variable rate that approximates 2.5%, with the demand note filed as Exhibit 10.2 which shows a rate of 3%.

Response to Comment #13

The original text, presented below, was correct as of June 30, 2014. However, in July 2014, we renegotiated the loans with both Vaxstar and Sean Lee, and as of July 31, 2014, the variable rate loan to Sean Lee was changed to a fixed rate of 3% per annum. Please see below how we modified the original text:

Original Text:

We owe a related party, the founder of Valuesetters Inc., and a family member, $348,066 at June 30, 2014. The founder holds a demand note, at a variable interest rate that approximates 2.5% per annum. We have not paid interest on the note and it accrues each month. We owe our secured lender, Vaxstar LLC (the “Lender”), who is also our majority shareholder, $91,407 at June 30, 2014. Our Lender holds a demand note bearing interest at an annual rate of 8%.

Revised Text

We owe a related party, the founder of Valuesetters Inc., and a family member, $348,066 at July 31, 2014. We recently renegotiated the note payable to our founder from a demand note with a variable interest rate to a term loan maturing on June 30, 2017 at a fixed interest rate of 3% per annum. We have not paid interest on the note and interest accrues each month. We owe our secured lender, Vaxstar LLC (the “Lender”), who is also our majority shareholder, $91,407 at July 31, 2014. Our Lender holds a revolving loan with a maturity date of July 31, 2017, bearing interest at an annual rate of 8%.

To secure the payment of all obligations to the lender, the Company granted to the Lender a continuing security interest and first lien on all of the assets of the Company.

14. We note your response to our prior comment 40. We note that you have debt obligations to Sean F. Lee, Steven Geary, and Sean S. Lee recorded as related party accounts payable for which there are no signed agreements. If the company is party to an oral contract that would be required to be filed as an exhibit under Item 601(b)(10) of Regulation S-K if it were written, you should provide a written description of the contract as an exhibit. For guidance, refer to Question 146.04 in the Regulation S-K section of our “Compliance and Disclosure Interpretations” which is available on the Commission’s website at http://www.sec.gov.

Response to Comment #14

Most of the related party accounts payable pertain to unpaid expense reports, which is why we have no signed agreements. Due to the age of the obligations and for further clarity, we have documented the related-party liabilities in a signed agreement and filed the signed agreement as an exhibit.

15. We note from your disclosure on page F-11 that a director personally guarantees the Chase Bank line of credit. Please provide the appropriate disclosure regarding the line of credit and guarantee here.

Response to Comment #15

We have included in the disclosure the Chase Bank line of credit and the personal guarantee. The updated paragraph regarding the related transactions with Mr. Lee now reads as follows:

We owe a related party, Sean F. Lee, the founder of Valuesetters Inc. and former board member, $333,066 at July 31, 2014, in conjunction with a term note, at an interest rate of 3% per annum. The note is unsecured. Unpaid interest has been accrued and added to the note. Mr. Lee has also personally guaranteed a bank line of credit under which the Company has borrowed $50,000, and owes $47,817 as of July 31, 2014. The Company pays the monthly interest expense on the bank line of credit, and beginning in fiscal 2014, has paid a monthly principal payment of approximately $220. In addition, we owe to Mr. Lee $79,761 at July 31, 2014, that we have recorded as related party accounts payable.

Item 15. Financial Statements and Exhibits, page 26

16. Please file your agreements with StationDigital and VoX Communications as exhibits or tell us why you believe they are not required.

Response to Comment #16

We have added the Master Services Agreement with StationDigital (CloudWebStore) and the Agent Agreement with Vox Communications as Exhibits 10.3 and 10.4, respectively.

The Company’s management acknowledges the following:

•	the Company is responsible for the adequacy and accuracy of the disclosure in its filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We look forward to the Staff’s response to the foregoing. Please contact the undersigned at (203) 525-0450 should you require additional information or have any questions.

Very truly yours,

/s/ Manuel Teixeira

Manuel Teixeira
Chief Executive Officer